Loans and advances to customers - Loans to customers, net of impairment losses (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 865,484
Advances to customers	17,437
Loans and advances to customers	882,921	€ 848,915	€ 790,470
Refinanced and restructured transactions	30,527
Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	109,439
Refinanced and restructured transactions	3,328
More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	125,830
Refinanced and restructured transactions	3,422
More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	121,061
Refinanced and restructured transactions	3,210
More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	121,172
Refinanced and restructured transactions	3,541
More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	61,094
Refinanced and restructured transactions	10,748
Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	22,659
Public sector | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	114
Public sector | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	86
Public sector | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	125
Public sector | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	699
Public sector | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	155
Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	53,155
Other financial institutions (Financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	684
Other financial institutions (Financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	388
Other financial institutions (Financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	196
Other financial institutions (Financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	35,663
Other financial institutions (Financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	295
Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	301,975
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,752
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,090
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	17,244
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	38,514
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26,893
Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	487,695
Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	83,889
Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	104,266
Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	103,496
Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	46,296
Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	33,751
With property collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	390,817
Refinanced and restructured transactions	14,032
With property collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	279
With property collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	864
With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	68,555
With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	321,119
Without collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	326,888
Refinanced and restructured transactions	6,278
Without collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	21,480
Without collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	15,929
Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	173,482
Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	115,997
With other collateral
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	147,779
Refinanced and restructured transactions	10,217
With other collateral | Public sector
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	900
With other collateral | Other financial institutions (Financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	36,362
With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	59,938
With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	50,579
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	24,641
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,300
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,224
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,208
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,126
Construction and property development | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,899
Construction and property development | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	20,855
Construction and property development | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,884
Construction and property development | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,902
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,248
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	138
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	306
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	157
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	368
Civil Engineering Construction Loans Member | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	476
Civil Engineering Construction Loans Member | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	525
Civil Engineering Construction Loans Member | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,803
Civil Engineering Construction Loans Member | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	920
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	156,666
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,766
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,671
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,657
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	19,022
Large companies | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	14,527
Large companies | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	18,949
Large companies | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	104,023
Large companies | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	33,694
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	117,420
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	10,548
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,889
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,222
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	16,998
SMEs and individual entrepreneurs | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	9,991
SMEs and individual entrepreneurs | With property collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	28,226
SMEs and individual entrepreneurs | Without collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	65,772
SMEs and individual entrepreneurs | With other collateral | Non-financial corporations and individual entrepreneurs (Non-financial business activity)
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	23,422
Residential loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	314,017
Residential loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	77,643
Residential loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	97,815
Residential loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	98,240
Residential loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	32,361
Residential loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	6,276
Residential loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	311,513
Residential loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,682
Residential loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	822
Consumer loans | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	156,116
Consumer loans | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,406
Consumer loans | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,709
Consumer loans | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	3,225
Consumer loans | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	8,766
Consumer loans | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	26,200
Consumer loans | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,387
Consumer loans | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	109,810
Consumer loans | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	43,919
Other purposes | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	17,562
Other purposes | Households - other | Less than or equal to 40%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,840
Other purposes | Households - other | More than 40% and less than or equal to 60%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,742
Other purposes | Households - other | More than 60% and less than or equal to 80%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	2,031
Other purposes | Households - other | More than 80% and less than or equal to 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	5,169
Other purposes | Households - other | More than 100%
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	1,275
Other purposes | With property collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	7,219
Other purposes | Without collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	4,505
Other purposes | With other collateral | Households - other
Loans And Advances To Customers Line Items
Loans to customers, net of impairment losses	€ 5,838